Personnel expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Salaries and related expenses included in:
Operating expenses and cost of services	$ 285.6	$ 242.8	$ 250.9
General and administrative	211.2	185.5	238.8
Total personnel expenses	$ 496.8	$ 428.3	$ 489.7